Investments in equity investees- Others (Details) ¥ in Millions, $ in Millions	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Sep. 30, 2019	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Investments in equity investees
Carrying value as equity method investment	¥ 189,632	$ 26,782		¥ 84,454	¥ 79,758
Undistributed earnings	¥ 7,555
Ant Group
Investments in equity investees
Equity interest (as a percent)	33.00%	33.00%	33.00%
Ant Group | SAPA
Investments in equity investees
Equity interest (as a percent)	33.00%	33.00%	33.00%
Equity method investments, publicly traded
Investments in equity investees
Carrying value as equity method investment	¥ 53,352
Market values of equity method investments	¥ 68,105